Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Schedule of (Loss)/Income Allocated to Holders of Ordinary Shareholders
	For the year ended December 31,
	2021	2020	2019
	$ Thousands
Profit/(loss) for the year attributable to Kenon’s shareholders	930,273	507,106	(13,359)
Profit for the year from discontinued operations (after tax) attributable to Kenon’s shareholders	-	8,476	24,653
Profit/(loss) for the year from continuing operations attributable to Kenon’s shareholders	930,273	498,630	(38,012)

Schedule of Number of Ordinary Shares
	For the year ended December 31
	2021	2020	2019
	Thousands
Weighted Average number of shares used in calculation of basic/diluted earnings per share	53,879	53,870	53,856